Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Core Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class I
Trading Symbol	EXCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.45%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through August 3, 2015 (the inception date of the Class I shares), performance for the Class I shares is based on historical performance of the Class S shares. Because the Class I shares invest in the same portfolio of securities as Class S, performance will only be different to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2024)
	1 Year	5 Year	10 Year
Core Bond Series - I	1.31%	-0.03%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 661,748,313
Holdings Count | Holdings	193
Advisory Fees Paid, Amount	$ 0	[1]
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the Core Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Core Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class S
Trading Symbol	EXCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$70	0.70%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2024)
	1 Year	5 Year	10 Year
Core Bond Series - S	1.06%	-0.28%	1.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 661,748,313
Holdings Count | Holdings	193
Advisory Fees Paid, Amount	$ 0	[2]
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class W
Trading Symbol	MCBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2024)
	1 Year	5 Year	10 Year
Core Bond Series - W	1.78%	0.35%	1.53%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 661,748,313
Holdings Count | Holdings	193
Advisory Fees Paid, Amount	$ 0	[3]
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class Z
Trading Symbol	MCBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.30%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and performed roughly in line with its benchmark, the Bloomberg US Aggregate Bond Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, selection within credit (i.e., corporate bonds, mortgages, and securitized debt) was a positive contributor to returns. Alternatively, yield curve positioning was a slight detractor.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class S shares. Because the Class Z shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]	Average Annual Total Returns (As of December 31, 2024)
	1 Year	5 Year	10 Year
Core Bond Series - Z	1.52%	0.10%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 661,748,313
Holdings Count | Holdings	193
Advisory Fees Paid, Amount	$ 0	[4]
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$661,748,313
Number of Holdings	193
Annual Portfolio Turnover	55%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the Core Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Unconstrained Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class I
Trading Symbol	MNCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive absolute returns and outperformed the broad market, as represented by the Bloomberg US Aggregate Bond Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, outperformance relative to the broad market largely occurred during the fourth quarter following a reset in rate expectations (e.g., investors now expect fewer cuts in 2025). This ultimately was a positive contributor to relative returns as the Series maintains a shorter duration profile (i.e. less interest rate sensitivity). Additionally, the Series benefitted from a steepening yield curve as the curve normalized with yields falling on the front end while subsequently rising on the long end.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - I	4.39%	2.81%	2.69%
FTSE 3-Month T-Bill Index	5.45%	2.54%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 846,597,339
Holdings Count | Holdings	210
Advisory Fees Paid, Amount	$ 589,573
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$846,597,339
Number of Holdings	210
Annual Portfolio Turnover	51%
Total Net Advisory Fees Paid	$589,573

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

A reverse share split was processed on the issued and outstanding Class I shares of the Unconstrained Bond Series after close of business September 6,2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Unconstrained Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class S
Trading Symbol	EXCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$77	0.75%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive absolute returns and outperformed the broad market, as represented by the Bloomberg US Aggregate Bond Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, outperformance relative to the broad market largely occurred during the fourth quarter following a reset in rate expectations (e.g., investors now expect fewer cuts in 2025). This ultimately was a positive contributor to relative returns as the Series maintains a shorter duration profile (i.e. less interest rate sensitivity). Additionally, the Series benefitted from a steepening yield curve as the curve normalized with yields falling on the front end while subsequently rising on the long end.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - S	4.08%	2.57%	2.43%
FTSE 3-Month T-Bill Index	5.45%	2.54%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 846,597,339
Holdings Count | Holdings	210
Advisory Fees Paid, Amount	$ 589,573
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$846,597,339
Number of Holdings	210
Annual Portfolio Turnover	51%
Total Net Advisory Fees Paid	$589,573

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class W
Trading Symbol	MUBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.05%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive absolute returns and outperformed the broad market, as represented by the Bloomberg US Aggregate Bond Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, outperformance relative to the broad market largely occurred during the fourth quarter following a reset in rate expectations (e.g., investors now expect fewer cuts in 2025). This ultimately was a positive contributor to relative returns as the Series maintains a shorter duration profile (i.e. less interest rate sensitivity). Additionally, the Series benefitted from a steepening yield curve as the curve normalized with yields falling on the front end while subsequently rising on the long end.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio

The FTSE 3-Month Treasury Bill Index is an unmanaged index based on 3-Month U.S. treasury bills. The Index measures the monthly return equivalents of yield averages that are not marked to market. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Unconstrained Bond Series - W	4.85%	3.26%	2.85%
FTSE 3-Month T-Bill Index	5.45%	2.54%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 846,597,339
Holdings Count | Holdings	210
Advisory Fees Paid, Amount	$ 589,573
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$846,597,339
Number of Holdings	210
Annual Portfolio Turnover	51%
Total Net Advisory Fees Paid	$589,573

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class I
Trading Symbol	MNHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.61%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - I	9.95%	6.32%	6.30%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,367,055,698
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 3,778,192
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the High Yield Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

High Yield Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class S
Trading Symbol	MNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$94	0.90%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - S	9.64%	6.03%	6.02%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,367,055,698
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 3,778,192
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

High Yield Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class W
Trading Symbol	MHYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$11	0.10%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class S shares. Because the Class W shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - W	10.62%	6.89%	6.53%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,367,055,698
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 3,778,192
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

High Yield Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class Z
Trading Symbol	MHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	0.50%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered strong positive returns and outperformed its benchmark, the ICE BofA US High Yield Cash Pay Index, for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads as growing confidence in the U.S. economy was a positive for risk assets. Outperformance relative to the benchmark was primarily driven by strong security selection, particularly within Basic Industry and Financial Services, which is consistent with the Series’ high conviction approach.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class Z shares), performance for the Class Z shares is based on the historical performance of the Class S shares. Because the Class Z shares invest in the same portfolio of securities as the Class S shares, performance will be different only to the extent that the Class S shares have a higher expense ratio.

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, issued in the U.S. domestic market. Qualifying securities must have at least one year remaining term to final maturity as of the rebalancing date, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and a minimum amount outstanding of $250 million. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
High Yield Bond Series - Z	10.01%	6.42%	6.25%
ICE BofA US High Yield Cash Pay Index	8.04%	4.02%	5.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 1,367,055,698
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 3,778,192
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$1,367,055,698
Number of Holdings	102
Annual Portfolio Turnover	96%
Total Net Advisory Fees Paid	$3,778,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period and recoupments by the advisor of previously waived and/or reimbursed fees.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

A reverse share split was processed on the issued and outstanding Class I and Z shares of the High Yield Bond Series after close of business September 6, 2024, to align net asset values ("NAVs") per share. This was intended to reduce marketplace confusion and bring greater uniformity to the ratios of distributions to NAVs across the classes of the Series.

Effective as of the close of business on November 4, 2024 (the “Closing Date”), the Series and its share classes were closed to most new investments because the Advisor believes that the Series’ investment strategy may be adversely affected if the size of the Series is not limited. The Series is now offered on a limited basis to the Series' shareholders of record as of the Closing Date and subject to the exceptions outlined in the Series' prospectus. Please refer to the Series' prospectus for additional information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Diversified Tax Exempt Series (Class A)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class A
Trading Symbol	EXDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.62%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered slightly positive returns but underperformed its benchmark, the Bloomberg Municipal 1-15 YR Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefited from tightening credit spreads over the course of the year. Underperformance relative to the benchmark was due to an underweight to lower/middle tier credits.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg Municipal 1-15 Year Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-15 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg Municipal Bond Index covers the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Index measures all municipal bonds with at least one year until final maturity. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Diversified Tax Exempt Series - A	0.29%	0.81%	1.27%
Bloomberg Municipal 1-15 Year Bond Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 204,149,138
Holdings Count | Holdings	129
Advisory Fees Paid, Amount	$ 5,192
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$204,149,138
Number of Holdings	129
Annual Portfolio Turnover	11%
Total Net Advisory Fees Paid	$5,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]	Top Ten States (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.7
Revenue Bonds	44.7
Commercial Mortgage-Backed Securities	1.0
General Obligation Bonds	50.3
Exchange-Traded Fund	2.3

Expressed as a percentage of net assets.

Diversified Tax Exempt Series (Class W)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class W
Trading Symbol	MNDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$12	0.12%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered slightly positive returns but underperformed its benchmark, the Bloomberg Municipal 1-15 YR Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefited from tightening credit spreads over the course of the year. Underperformance relative to the benchmark was due to an underweight to lower/middle tier credits.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through March 1, 2019 (the inception date of the Class W shares), performance for the Class W shares is based on the historical performance of the Class A shares. Because the Class W shares invest in the same portfolio of securities as the Class A shares, performance will be different only to the extent that the Class A shares have a higher expense ratio.

The Bloomberg Municipal 1-15 Year Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-15 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg Municipal Bond Index covers the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Index measures all municipal bonds with at least one year until final maturity. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	5 Year	10 Year
Diversified Tax Exempt Series - W	0.80%	1.29%	1.57%
Bloomberg Municipal 1-15 Year Bond Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 204,149,138
Holdings Count | Holdings	129
Advisory Fees Paid, Amount	$ 5,192
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$204,149,138
Number of Holdings	129
Annual Portfolio Turnover	11%
Total Net Advisory Fees Paid	$5,192

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]	Top Ten States (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.7
Revenue Bonds	44.7
Commercial Mortgage-Backed Securities	1.0
General Obligation Bonds	50.3
Exchange-Traded Fund	2.3

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class I)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class I
Trading Symbol	CEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series generated double-digit positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series’ positive absolute returns were driven by a strong year for U.S. equity markets across market capitalizations and styles, including dividend-paying companies. The Series’ outperformance relative to its benchmark was a result of strong stock selection results, most notable in the Consumer Discretionary and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ Class I Shares. Accordingly, performance shown for the Class I shares is the Predecessor Fund’s performance unadjusted.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. Dividends are accounted for on a monthly basis. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Callodine Equity Income Series - I	24.03%	15.38%
S&P 500 High Yield Dividend Index	15.31%	5.81%
S&P 500 Total Return Index	25.02%	8.94%

Performance Inception Date	Jan. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 134,055,708
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 314,673
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$134,055,708
Number of Holdings	26
Annual Portfolio Turnover	94%
Total Net Advisory Fees Paid	$314,673

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How Has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.

Material Fund Change Expenses [Text Block]	The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Callodine Equity Income Series (Class S)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class S
Trading Symbol	CEISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$134	1.20%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series generated double-digit positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series’ positive absolute returns were driven by a strong year for U.S. equity markets across market capitalizations and styles, including dividend-paying companies. The Series’ outperformance relative to its benchmark was a result of strong stock selection results, most notable in the Consumer Discretionary and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were lower than the fees and expenses of the Series’ Class S Shares. The performance shown for the Class S Shares is the Predecessor Fund’s performance adjusted to reflect the fees and expenses of the Class S Shares.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. Dividends are accounted for on a monthly basis. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Callodine Equity Income Series - S	23.75%	15.17%
S&P 500 High Yield Dividend Index	15.31%	5.81%
S&P 500 Total Return Index	25.02%	8.94%

Performance numbers for the Predecessor Fund and the indices are calculated from January 1, 2022, the inception date of the Series A interests and Series SI interests of the Predecessor Fund.

Performance Inception Date	Jan. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 134,055,708
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 314,673
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024 )

Net Assets	$134,055,708
Number of Holdings	26
Annual Portfolio Turnover	94%
Total Net Advisory Fees Paid	$314,673

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How Has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.

Material Fund Change Expenses [Text Block]	The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Callodine Equity Income Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class Z
Trading Symbol	CEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$90	0.80%

Expenses are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series generated double-digit positive returns and outperformed its benchmark, the S&P 500 High Dividend Index, over the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series’ positive absolute returns were driven by a strong year for U.S. equity markets across market capitalizations and styles, including dividend-paying companies. The Series’ outperformance relative to its benchmark was a result of strong stock selection results, most notable in the Consumer Discretionary and Financials sectors.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

Performance prior to 10/23/2023 is based on historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”) which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. The following graph compares the initial and subsequent account values since inception of the Predecessor Fund. Inception date for the Series was October 23, 2023. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

Performance prior to 10/23/2023 is based on the historical performance of Callodine Equity Income Fund, LP (the “Predecessor Fund”), which was managed by Callodine Capital Management, LP and reorganized into the Manning & Napier Fund, Inc. Callodine Equity Income Series on 10/23/2023. Inception performance is based on the Predecessor Fund’s inception of 01/01/2022. The Predecessor Fund, a private investment company, was not registered under the Investment Company Act of 1940, and therefore was not subject to the same investment and tax restrictions. If the Predecessor Fund had operated as a registered mutual fund, performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ Class Z Shares. Accordingly, performance shown for the Class Z shares is the Predecessor Fund’s performance unadjusted.

The S&P 500 High Dividend Index is designed to measure the performance of 80 high yield companies within the S&P 500 and is equally weighted to best represent the performance of this group, regardless of constituent size. The S&P 500 Index is an unmanaged, capitalization-weighted measure comprised of 500 leading U.S. companies to gauge U.S. large cap equities. Dividends are accounted for on a monthly basis. The Index returns do not reflect any fees or expenses. Index returns provided by Bloomberg.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Callodine Equity Income Series - Z	24.24%	15.45%
S&P 500 High Yield Dividend Index	15.31%	5.81%
S&P 500 Total Return Index	25.02%	8.94%

Performance Inception Date	Jan. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 134,055,708
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 314,673
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$134,055,708
Number of Holdings	26
Annual Portfolio Turnover	94%
Total Net Advisory Fees Paid	$314,673

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024 )

Top Investment Types	%
Common Stocks	97.8
Cash, short-term investment, and other assets, less liabilities	2.2

Expressed as a percentage of net assets.

Material Fund Change [Text Block]

How Has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.

Material Fund Change Expenses [Text Block]	The expense table within the Callodine Equity Income Series prospectus was supplemented, effective October 17,2024, to reflect updated Acquired Fund Fees and Expenses based on estimated amounts for the current fiscal year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, which we expect to be available March 1, 2025, at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800)466-3863.

Credit Series (Class I)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class I
Trading Symbol	MCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of September 23, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.50%

Expenses are equal to each Class's expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period and if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the Bloomberg US Intermediate Credit Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, an allocation to securitized debt and overall security selection were positive contributors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. Inception performance for the index begins on the first day of the month following the Series’ inception. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 23, 2024 (the inception date of the Class I shares), performance for the Class I shares is based on historical performance of the Class W shares. Because the Class I shares invest in the same portfolio of securities as Class W, performance will only be different to the extent that the Class W shares have a lower expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.The Bloomberg U.S. Intermediate Government/Credit Bond Index is a market value-weighted measure of over 3,000 investment-grade corporate and government securities with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Credit Series - I	4.17%	1.34%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.23%

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 279,124,831
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 0	[5]
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$279,124,831
Number of Holdings	139
Annual Portfolio Turnover	35%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

On September 23, 2024 the Advisor launched Class S and Class I of the Credit Series. Because the Class I shares and Class S shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class W shares. Performance will be different only to the extent that the Class I shares and Class S shares have higher expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Credit Series (Class S)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class S
Trading Symbol	MCDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of September 23, 2024 to December 31, 2024, including a description of changes to the Series that occurred during the reporting period.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$18	0.63%

Expenses are equal to each Class's expense ratio since inception multiplied by the average account value over the period. The Class's expenses would have been higher for the full twelve-month period and if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the Bloomberg US Intermediate Credit Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, an allocation to securitized debt and overall security selection were positive contributors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. Inception performance for the index begins on the first day of the month following the Series’ inception. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

For periods through September 23, 2024 (the inception date of the Class S shares), performance for the Class S shares is based on historical performance of the Class W shares. Because the Class S shares invest in the same portfolio of securities as Class W, performance will only be different to the extent that the Class W shares have a lower expense ratio.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.The Bloomberg U.S. Intermediate Government/Credit Bond Index is a market value-weighted measure of over 3,000 investment-grade corporate and government securities with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Credit Series - S	3.91%	1.09%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.23%

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 279,124,831
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$279,124,831
Number of Holdings	139
Annual Portfolio Turnover	35%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Material Fund Change [Text Block]

How has the Fund Changed?

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

On September 23, 2024 the Advisor launched Class S and Class I of the Credit Series. Because the Class I shares and Class S shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class W shares. Performance will be different only to the extent that the Class I shares and Class S shares have higher expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Series since December 31, 2023. For more complete information, you may review the Series' prospectus, available at https://www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Credit Series (Class W)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class W
Trading Symbol	MCDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Series through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.10%

Expense are equal to each Class's annualized expense ratio (for the twelve-month period) multiplied by the average account value over the period. The Advisor has contractually agreed to waive the management fee for the Class W shares. The Class's expenses would have been higher if certain expenses had not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Series delivered positive returns and outperformed its benchmark, the Bloomberg US Intermediate Credit Index for the 12-month period ending 12/31/2024.

What factors influenced performance?

The Series benefitted from tightening credit spreads over the course of the year. On a relative basis, an allocation to securitized debt and overall security selection were positive contributors to returns.

Performance Past Does Not Indicate Future [Text]	The Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the initial and subsequent account values since inception. Inception date for the Series was April 14, 2020. Inception performance for the index begins on the first day of the month following the Series’ inception. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Initial Investment of $10,000

The returns are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to net asset values in accordance with accounting principles generally accepted in the United States of America.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market-value weighted index of U.S. domestic investment-grade debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.The Bloomberg U.S. Intermediate Government/Credit Bond Index is a market value-weighted measure of over 3,000 investment-grade corporate and government securities with maturities greater than one year but less than ten years. Index returns do not reflect any fees or expenses. Index returns provided by Intercontinental Exchange (ICE).

Average Annual Return [Table Text Block]

Average Annual Total Returns

(As of December 31, 2024)

	1 Year	Since Inception
Credit Series - W	4.56%	1.74%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.23%

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemptions of Series shares.
Net Assets	$ 279,124,831
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 0	[7]
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024 )

Net Assets	$279,124,831
Number of Holdings	139
Annual Portfolio Turnover	35%
Total Net Advisory Fees Paid	$0¹

¹ Advisory fees were fully waived.

The total net advisory fee represents the aggregate dollar amount of fund level management fees, which includes the impact of waivers and/or expense reimbursements of management fees and other expenses for the period.

Holdings [Text Block]

Sector Allocation (% of net assets)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

[1]	Advisory fees were fully waived.
[2]	Advisory fees were fully waived.
[3]	Advisory fees were fully waived.
[4]	Advisory fees were fully waived.
[5]	Advisory fees were fully waived.
[6]	Advisory fees were fully waived.
[7]	Advisory fees were fully waived.